Cash and Cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and Cash equivalents and restricted cash:

3.Cash and Cash equivalents and restricted cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2018	June 30, 2019
Cash and cash equivalents	$141,851	$106,738
Restricted cash	20	167
Restricted cash, non-current	15,010	15,352
Total	$156,881	$122,257

Restricted cash includes (i) cash collateral required under the Company’s secured credit facilities and open derivatives trades, (ii) retention accounts that can only be used to fund the secured credit facilities’ installments coming due, (iii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company’s secured credit facilities and financing arrangements, (iv) cash as security for letters of credit issued in favor of the landlords from whom the Company leases office space and (v) cash as security for US custom bonds.